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Centennial New York Tax Exempt Trust
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6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

Statement of Additional Information dated November 1, 2001 revised July 1, 2002

         This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 2001.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                          Page
About the Trust

About Your Account

Financial Information About the Trust

A B O U T  T H E  T R U S T

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of
Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation (referred to as the "Manager"), will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

         |X|  Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue"
(including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

           |_|  General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

           |_|  Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

           |_|  Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

           |_|  Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private)
purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds. Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

         In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the
Tax Reform Act, which will reduce the supply of such bonds.  The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

         Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust)
will be subject to the federal alternative minimum tax on individuals and corporations.

         The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.  This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

         In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

         To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and
(ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

         The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed
facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the
Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under
Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user.  This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds. Therefore, the Trust may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

         A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility"
financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a "related person" under the Internal
Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

         |X|  Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

           |_|  Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

           |_|  Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

           |_|  Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

           |_|  Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

         |X|  Tax Exempt Commercial Paper.  This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

         |X|      Municipal Lease Obligations.  The Trust's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the
Manager to evaluate:
         |_|  the frequency of trades and price quotations for such securities;
         |_|  the number of dealers or other potential buyers willing to purchase or sell such securities;
         |_|  the availability of market-makers; and
         |_|  the nature of the trades for such securities.

         Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.  While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.  Under Rule 2a-7 of the Investment Company Act, the Trust
uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities".

         |_|  Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or
"second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

         The Trust may also buy second tier "conduit securities".  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees".

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security.
The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

         If a security's rating is downgraded, the Manager or the Board of Trustees may have to reassess the security's credit risk.
If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the
Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

         |_|  Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in
securities issued by one issuer.   It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.
However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

         |_|  Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 (or any other applicable rule)
which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

         |_|  Demand Features and Guarantees.  Demand features and gurantees and some of their uses are described in the Prospectus.
The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversifications requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the
Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

         The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.  Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.
The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury
Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.  The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.  The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The
Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a
"when-issued" or "delayed delivery" basis.  Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from the investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also identify on its books liquid assets equal in value to the commitment for the when-issued securities.  While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity in excess the maximum time period provided for in Rule 2a-7.  The Trust presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

         The Trust must receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit,
U.S. government securities or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Trust.

         When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The
Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

         The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its
Manager.  The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities).
The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the
Investment Company Act of 1940, as amended (the "Investment Company Act") collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

Special Investment Considerations - New York Municipal Securities.  As explained in the Prospectus, the Trust's investments are highly sensitive to the fiscal stability of New York State (referred to in the section as the "State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the
Trust invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information Statement dated October 2, 2001 and the update thereto dated November 8, 2001, and on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to July 15, 2001 with respect to offerings of New York State, and on or prior to December 12, 2001 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

         On September 11, 2001, terrorist attacks destroyed the World Trade Center, resulted in substantial loss of life and damaged other buildings in the vicinity.  The attack also resulted in disruption of public transportation and business and displacement of residents in the immediate vicinity of the World Trade Center.  It was expected that the destruction of the World Trade Center will have a substantial impact on the City and its economy.

         During the mid-1970's the State, some of its agencies, instrumentalities and public benefit corporations (the
"Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.  Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Trust invests.

         |X| Factors Affecting Investments in New York State Securities.  The ramifications of the September 11, 2001 terrorist attack in New York raise many complex issues related to State finances.  The State expects substantial federal aid to be available to pay for most of the costs for disaster assistance and reconstruction.  On September 15, 2001, the United States Congress enacted an emergency supplemental appropriation of $40 billion for disaster assistance and counter-terrorism measures, with not less than $20 billion allocated to disaster relief and recovery initiatives in New York, Virginia, and Pennsylvania, although there is no assurance that such funds will be made available.  To expedite the flow of federal aid and other assistance, the State Legislature enacted $5.5 billion in appropriations on September 13, 2001.  It also authorized $2.5 billion in additional bonding authority for the New York
City Transitional Finance Authority (TFA) to fund the City costs related to or arising from the terrorist attack.

         Federal funding for disaster assistance is available in several forms.  Under laws in effect in late 2001, the federal government pays 75 percent or more of the costs for emergency response activities and the repair of public buildings.  On September
21, 2001, the President waived any matching requirement for the State and the City, clearing the way for 100 percent reimbursement for all eligible disaster-related costs.  Other significant assistance for businesses is available through the Small Business
Administration for property losses, cash-flow needs, and hazard migration.

         The terrorist attacks in the City may have materially adverse consequences for the State, but at this time it is not possible to provide a definitive assessment.  The State assessed that the loss of tax and other receipts will be in the range of $1 billion to $3 billion in the 2001-02 fiscal year and in the range of $2 billion to $6 billion next fiscal year.  The mid-year update to the State's 2001-02 financial plan ("Mid-Year Plan") projects revenue losses of $1.63 billion, which is offset in part by
Legislative actions in October that provided $114 million in additional revenues and $20 million in expenditure savings.  It is expected that a number of economic sectors that generate State tax revenues will be disrupted at least temporarily, including finance, insurance, real estate, and tourism.  In the long term, the most significant risk is the possible loss of financial sector firms and related businesses to other states.  The financial sector is an important economic activity in the State and a substantial reduction in its operations would likely have an adverse impact on State tax revenues, leading to material changes to the Mid-Year
Plan and the State's outyear projections of receipts, adding further pressure to budget balance in future fiscal years.

         In addition to the September 11, 2001 terrorist attacks in the City, many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's financial plan for the 2001-02 fiscal year.  These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control.  The financial plan for 2001-02 is also necessarily based upon forecasts of national and
State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

         In every year, many uncertainties exist in the forecast of the national and State economies.  Given the terrorist attacks, the nation's war-time preparations, and the volatility in financial markets, such uncertainties are significantly more pronounced at this time.  For example, the downturn in the financial markets could continue over a sustained period.  The securities industry is more important to the New York economy than to the national economy as a whole, potentially amplifying the impact of such a downturn.  A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the 2001-02 forecast.

         Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with prior strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations.  Historically, financial sector bonus income has been closely tied to security firm profits.  With many Wall Street profit-making activities (such as initial public offerings and mergers and acquisitions) now significantly below 2000 levels, the New
York Division of Budget ("DOB") has forecasted a significant decline in financial sector profits for 2001, which is likely to be exacerbated by the terrorist attacks.  DOB also expected that the decline in equity values observed since early 2000, combined with the decline in the average holding period for equities, would produce a decline in capital gains realizations for the 2001-02 fiscal year.  However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and are likely to fall substantially below earlier expectations.

         In early 2002, The United States Congress was contemplating an economic stimulus package.  If enacted, certain components of the package may adversely affect State tax revenues.  The most significant risk concerns a provision that would allow expanded expensing of investment costs against federal taxable income.  Since the State uses federal taxable income as the starting point for calculating taxable income, the provision could adversely impact State tax revenues.

         The DOB expects to revise its projections of receipts and disbursements relating to the 2001-02 financial plan as the impact of the terrorist attack in New York becomes clearer.  Actual results could differ materially and adversely from the State's projections.  In the past, the State has taken actions to address potential financial plan shortfalls, and has begun to take similar actions now to avoid adverse variances in its projections for the 2001-02 fiscal year.

         National economic growth slowed significantly during the second half of 2000 and the first half of 2001.  Real U.S. Gross
Domestic Product (GDP) declined by 0.4 percent during the third quarter of 2001, following 0.3 percent growth during the second quarter.  DOB has forecasted a recession stretching into the beginning of calendar year 2002.

         The events of September 11 have exacerbated the national economic slowdown.  Since the attack, the airline industry has lost substantial revenues, retail sales have plunged, and tourist activity remains significantly below the pre-September 11 level.
However, the Federal Reserve, the President, and Congress appear to be moving aggressively to impart both monetary and fiscal stimulus.  Given DOB's assumptions concerning the magnitude and the effectiveness of the stimulus, it projected that the U.S.
economy, as measured by real U.S. GDP, will grow 1.0 percent for 2001 and 0.9 percent for 2002.

         Private sector profits declined significantly in 2001 are expected to fall further, resulting in additional rounds of employee layoffs.  The unemployment rate was expected to rise from 4.7 percent for 2001 to 6.2 percent for 2002.  U.S. personal income was expected to grow 5.0 percent for 2001 and 4.0 percent for 2002, following much higher growth of 7.0 percent for 2000.  The reduction in household wealth, combined with rising unemployment and slower income growth, was expected to cause consumers to dramatically curtain spending.

         There are significant risks to the national forecast.  If either monetary or fiscal policy is less effective than expected, the recession could be both longer and deeper than predicted.  Weaker corporate profits than projected could, in turn, produce even more employee layoffs and less capital investment than anticipated.  Similarly, if the stock market fails to rebound when expected in calendar 2002, the resulting additional loss of household wealth, coupled with employee layoffs could further reduce wages, personal income, and consumption growth.  World economic growth could be substantially worse than expected.  However, if monetary and fiscal policies are more effective than projected or if the stock market rebounds earlier than expected, economic growth could rise above the forecast.  The foregoing outlook was predicated upon the assumption that no additional major disruption will occur again within the forecasting period.  However, with the nation at war abroad and on high alert domestically, the risk of an adverse shock to the
U.S. economy is extremely high.

         New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy.  However, the terrorist attack on the World Trade Center on September 11, 2001 is likely to have an adverse effect on travel and tourism. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

         Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries.  The State's finance, insurance, and real estate share, as measured by wages, is particularly large relative to the nation.  The State projected that it is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

         DOB has estimated that tens of thousands of jobs may have been lost or displaced from New York, at least temporarily, due to the events of September 11.  The sector hardest hit by the disaster was the finance industry, which is estimated to have lost 30,000 jobs, many of whom have been either laid off or relocated out-of-state.  Other industries expected to experience severe losses were businesses and media services, hotel and motel services, retail trade, arts and entertainment services, and transportation.  In contrast, as part of the reconstruction process, the construction sector was expected to experience a net gain in employment.  On an annual average basis, State employment was expected to grow a modest 0.4 percent for 2001 and decline 1.2 percent for 2002.

         DOB has estimated that the events of September 11 will also have a significantly negative impact on securities industry profits.  The fall in profit growth was expected to result in a severe decline in finance and insurance industry cash bonuses.  This decline will likely be exacerbated by firms weighing their bonus payouts more heavily than usual in favor of stock options as well as by the transfer of dislocated workers out-of-state.  Lower growth in both employment and bonus income was expected to result in personal income growth of 2.8 percent for 2001, followed by growth of 1.3 percent for 2002.

         The most significant risks to the New York economic forecast pertain to the pace of layoffs related to the events of
September 11, and the impact of both the disaster itself and deteriorating economic conditions on wages.  The possibility of yet another terrorist attack on the City area poses a substantial negative risk to the DOB forecast.  Fewer layoffs, stronger financial markets, and higher bonuses than projected would result in a stronger State economy than reflected in the State's forecast.
Similarly, greater job losses, weaker financial markets, and smaller bonus payments than expected would result in a weaker State economy.

         |X| The 2001-02 Fiscal Year.  On September 21, 2001, the State issued a financial plan for the 2001-02 fiscal year (the
"September Financial Plan"). On November 8, 2001, the State issued an update to the September Financial Plan (the "Mid-Year Plan")
(the September Financial Plan, as updated by the Mid-Year Plan, being the "2001-02 Financial Plan").

         In the Mid-Year Plan, the State continues to project that the 2001-02 Financial Plan will remain in balance for the duration of the fiscal year after the use of $1.50 billion in existing General Fund (the major operating Fund of the State) reserves.  The
Mid-Year Plan projects that General Fund receipts and transfers from other funds will total $42.09 billion in 2001-02.  The net decrease of $1.52 billion from the September Financial Plan is comprised of a $1.63 billion downward revision in estimated receipts primarily related to the World Trade Center attacks, offset in part by $114 million in additional revenues from Legislative action in
October related to the gas import tax.  General Fund disbursements and transfers to other funds are now projected to total $41.97 billion in 2001-02, a decrease of $20 million from the September Financial Plan.  The decrease reflects General Fund savings of $188 million from the use of Temporary Assistance to Needy Families (TANF) resources for welfare and child welfare costs, offset in part by funding for not-for-profit organizations ($100 million) and a new economic stimulus program ($68 million).

         The State reported that at the end of the first six months of the 2001-02 fiscal year, the General Fund had a cash balance of $5.55 billion, $489 million below the estimate in the September Financial Plan. General Fund receipts and transfers from other funds totaled $23.56 billion through September 2001. Receipts and transfers were $502 million below the cashflow projections in the
September Financial Plan, due in part to the economic impact of the World Trade Center attacks and an extension of the filing deadline for making estimated tax payments from September 15 to December 15.  General Fund disbursements and transfers to other funds totaled $19.11 billion through September 2001, a decrease of $13 million from the September Financial Plan.  The variance was attributable to the timing of payments and was not expected to alter year-end results.

         Personal income tax ("PIT") receipts were projected to total $27.10 billion in 2001-02, a decline of $1.09 billion from the
September Financial Plan.  The revised PIT projection reflects the anticipated adverse economic impact of the World Trade Center disaster, including significant reductions in wages, employment, financial sector bonuses, and capital gains income.  DOB forecasted a significant decline in both withholding taxes (down $941 million) and estimated payments (down $120 million) compared to the
September Financial Plan estimate.  DOB projected financial sector bonuses to decline by 50 percent, and taxable capital gains realizations by 35 percent, from calendar year 2000.  The State's forecast projected actual year-over-year decreases in New York
State adjusted gross income and personal income tax liability for both the 2001 and 2002 years.

         The World Trade Center attacks are also expected to reduce user tax and fee collections in 2001-02.  The Mid-Year Plan projected these tax receipts to total $7.04 billion in 2001, a decline of $52 million from the September Financial Plan.  Projected sales tax collections have been lowered by $56 million, reflecting the decline in consumer confidence, lower tourism spending, and the anticipated decline in personal income and employment.  Modest upward revisions in cigarette and alcoholic beverage taxes partially offset the projected decline in the sales tax.

         DOB has lowered its projection for business tax collections by $329 million from the September Financial Plan projection of
$3.98 billion due to several factors, including the adverse impact of the World Trade Center disaster on financial services firms, declining corporate profits, and banking losses.  Compared to the September Financial Plan, the Mid-Year Plan forecasted declines in collections for significant components of the business taxes, including the corporation franchise tax ($215 million), bank franchise taxes ($89 million), and corporation and utilities taxes ($50 million).  Receipts in the latter category included an upward adjustment of $144 million to reflect the impact of legislation that corrected constitutional flaws related to the gas import tax.

         The State has stated that it plans to take the actions necessary to maintain budget balance during the 2001-02 fiscal year.
The State Constitution requires the Governor to submit a balanced budget and cash-basis Financial Plan for 2002-03 with the Executive
Budget.  The State has stated that it does not believe the terrorist attacks or other events will affect its ability to pay the principal and interest on its bonds or other debt service obligations in this or any future fiscal year.

         |_|  State Governmental Funds Group.  Substantially all State non-pension financial operations are accounted for in the
State's governmental funds group.  Governmental funds include:

         o    the General Fund, which is the major operating fund of the State and receives all receipts that are not  required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;
         o    Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;
         o    Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary Funds and
              Fiduciary Funds); and
         o    Debt Service Funds, which account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

         |_|  Local Government Assistance Corporation.  In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation authorized the corporation to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds).  Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than thirty (30) years, was expected to eliminate the need for continued short-term seasonal borrowing.

         The legislation also dedicated revenues equal to one percent of the four percent State sales and use tax to pay debt service on these bonds.  The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by the corporation and bonds issued to provide for capitalized interest.  An exception is in cases where the Governor and the legislative leaders have certified the need for additional borrowing and have provided a schedule for reducing it to the cap.  If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with the corporation's bondholders in the resolution authorizing such bonds.

         As of June 1995, the corporation had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.  The impact of its borrowing, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

         |X|  Authorities.  The fiscal stability of the State is related to the fiscal stability of its public Authorities.
Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts, and restrictions set forth in their legislative authorization.  As of
December 31, 2000, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was almost $98 billion, only a portion of which constitutes
State-supported or State-related debt.

         Authorities are generally supported by revenues generated by the projects they finance or operate, such as tolls charged for use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition, State legislation authorizes several financing techniques for
Authorities.  There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional
State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

         |X|  Ratings of the State's Securities.  As of July 17, 2001, S&P has rated the State's general obligation bonds "AA,"
Moody's has rated those bonds "A2" and Fitch has rated those bonds "AA".

         Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Trust invests.

         |X|  The State's General Obligation Debt.  As of March 31, 2001, the State had approximately $4.3 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds and interest due on bond anticipation notes were $677.5 million for the 2000-01 fiscal year and are estimated to be $632.6 million for the State's 2001-02 fiscal year.

         |X|  Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2001-02 fiscal year or thereafter.

         The State believes that the proposed 2001-02 Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 2001-02 fiscal year.  There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount the 2001-02 Financial Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 2001-02 Financial Plan.

         In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.  Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2001-02 fiscal year or thereafter.

         |X|  Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2001-02 fiscal year or thereafter.

         |X|  Factors Affecting Investments in New York City Municipal Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

         Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. Changes in the economic activity in the City, particularly employment, per capita personal income and retail sales, may have an impact on the City. From 1969 to 1977, the City experienced substantial declines in employment, but from 1978 to 1987 the City experienced strong growth in jobs, especially in the city's finance, insurance and real estate sectors due in large part to lower inflation, lower interest rates and a strong securities market.  Beginning in 1988, employment growth in the
City slowed, and in 1990 the City experienced job losses, although the U.S. economy expanded during that period. During 1991 and
1992, employment levels in the city continued to decline. In recent years, the City has experienced increases in employment. Real per capita personal income (i.e. per capita personal income adjusted for the effects of inflation and the differential in living costs)
has generally experienced fewer fluctuations than employment in the City. Although the City periodically experienced declines in real per capita personal income between 1969 and 1981, real per capita personal income in the City has generally increased from the mid-1980's until the present. In nearly all of the years between 1969 and 1990 the city experienced strong increases in retail sales.
However, from 1991 to 1993, the city experienced a weak period of retail sales. Since 1994, the City has returned to a period of growth in retail sales. Overall, the City's economic improvement accelerated significantly between 1997 and 2000.  Much of the increase was traced to the performance of the securities industry, but the City's economy also produced gains in the retail trade sector, the hotel and tourism industry, and business services, with private sector employment growing rapidly. The City's financial plan assumes negative economic growth during the latter half of calendar year 2001 through the first half of calendar year 2002 as a result of the September 11 attack and the national economic recession.  The City's financial plan assumes that the City's economy will begin a slow recovery with the national economic recovery around the middle of calendar year 2002.

         The September 11, 2001 terrorist attacks on the World Trade Center were expected to have substantial impact on the City and its economy.  Reduced economic activity was expected to lower corporate profits, increase job losses and reduce consumer spending, which would result in reduced personal income and sales tax receipts and other business tax revenues for the City and could negatively affect real property values.

         For each of the 1981 through 2001 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

         The Mayor is responsible for preparing the City's financial plan, including the City's financial plan for the 2002 through
2005 fiscal years (referred to below as the "2002-2005 Financial Plan", or "Financial Plan").

         The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.  Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  The City's program for financing capital projects for fiscal years 2002 through 2005 contemplated the issuance approximately $11.0 billion of general obligation bonds and approximately $4.0 billion of bonds (excluding bond anticipation notes and recovery bonds and notes issued to pay costs relating to the September 11 attack) to be issued by the New York City
Transitional Finance Authority (the "Finance Authority").  In addition, it was expected that the City will have access to approximately $2.2 billion (including the $604 million of bond proceeds received by December 2001) of proceeds from the sale of tobacco settlement bonds to be issued by TSASC, Inc. ("TSASC"). Such bonds are secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States.  The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

         In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, New York City Municipal Water Finance Authority ("Water Authority"), Finance Authority,
TSASC and other bonds and notes will be subject to prevailing market conditions.  The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC.  Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

         In addition to the financing program described above, the Finance Authority issued $1 billion of recovery notes on October
4, 2001 to pay costs related to the September 11 attack.  The Finance Authority note proceeds may be utilized to accommodate cash needs resulting from timing differences between payment by the City of costs relating to the events of September 11 and receipt of
Federal reimbursement for such costs, or to meet other City cash requirements caused by such events.  Such notes may be paid with
Finance Authority revenues (with the resulting reduction in City tax revenues to be offset by Federal aid or other sources) or proceeds of renewal notes or bonds of the Finance Authority (which would also reduce tax revenues to the City).  The Finance
Authority is authorized to have outstanding $2.5 billion of bonds or notes the proceeds of which are to be used to pay costs related to the September 11 attack.

         The City Comptroller and other agencies and public officials issue periodic reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans.  It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

         Continuing recovery, clean up and repair efforts following the September 11 terrorist attacks will result in substantial expenditures.  The City expects to be reimbursed by the Federal government for all of its direct costs for response and remediation of the World Trade Center site.  These costs are not expected to be substantially below previous estimates.  The City also expects to receive Federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the September 11 attack.

         The events of September 11 increased the risk of a recession and a delay in recovery.  It is not possible to quantify at present with any certainty the long-term impact of the September 11 attack on the City and its economy, any economic benefits which may result form recovery and rebuilding activities and the amount of additional resources from Federal, State, City and other sources which will be required.

         |X|  The City's 2002-2005 Financial Plan.  The Financial Plan for the 2002 through 2005 fiscal years, released on December 4,
2001, projects that revenues and expenditures for the 2002 fiscal year will be balanced in accordance with generally accepted accounting principles, and projects gaps of $3.6 billion, $4.0 billion and $3.9 billion for fiscal years 2003 through 2005, respectively, after implementation of a gap-closing program for fiscal year 2002.  The gap-closing program includes agency actions to reduce expenditures by $766 million, which includes personnel reductions through attrition, and agency actions to increase revenues, including federal aid to reimburse costs relating to the September 11 attack..  The Financial Plan depends upon its projections of decreased tax revenues in fiscal years 2002 through 2005, reflecting primarily decreases in projected personal income, business and sales tax revenues as a result of the September 11 attack and reduced economic activity, offset by increased revenues in fiscal years
2002 through 2005 as a result of the elimination of a previously proposed tax reduction program; increased  pension costs in fiscal years 2003 through 2005 resulting primarily from investment losses in fiscal year 2001; projections of a reduction in federal and
State actions in fiscal years 2002 through 2005; an increase in labor costs in fiscal years 2002 through 2005 to reflect the cost of wage increases for the uniformed forces coalition; a delay in the receipt of $250 million from the proposed sale of the New York City
Off-Track Betting Corporation ("OTB") from fiscal year 2002 to fiscal year 2003; the elimination of $114 million of State payments to a stock transfer incentive fund for fiscal years 2002 through 2005, which was not included in the State Budget; reduced net spending in fiscal year 2002 and increased agency spending in fiscal years 2003 through 2005; debt service savings in fiscal years 2002 through 2005; savings in fiscal years 2002 through 2005 resulting from an early retirement and severance program; and the acceleration of $73 million of State revenue sharing aid  in fiscal year 2002.  The assumed tax revenue shortfalls after September 11 will be subject to revision in the future, and reflect steeper declines in national gross domestic product and corporate profits, additional declines in capital gains realizations, local job losses exceeding 100,000 and a disruption in tourism and related spending.  The Financial Plan assumes that the costs relating to the September 11 attack will be paid from Federal aid.  The timing of actual receipt of revenues and incurrence of expenditures for fiscal year 2002, including the timing of any tax revenue shortfalls and the gap-closing actions in the Financial Plan, could require the City to take actions within the 2002 fiscal year to meet its cash flow requirements, depending on the extent to which decreases and delays in the receipt of revenues occur more rapidly than the implementation of the gap-closing actions.

         The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2002 through 2005 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the Health and Hospitals
Corporation, the Board of Education and other such agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and
State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.

         The Financial Plan further includes a proposed discretionary transfer in the 2002 fiscal year of $375 million to pay debt service due in 2003.  In addition, the Financial Plan reflects proposed tax reductions in fiscal years 2002 through 2005, including a proposed additional 25% reduction in the personal income tax 14% surcharge; an increase in the taxable threshold for the commercial rent tax; an extension of tax reductions for owners of cooperative and condominium apartments; and an extension of the Lower
Manhattan Revitalization Program.  All of these items except for the commercial rent tax reduction and the reduction in the personal income tax surcharge require approval by the State Legislature.

         The Financial Plan does not make any provision for wage increases other than the pay increases discussed above, or for increased pension expenditures due to any investment losses in fiscal year 2002.

         On October 4, 2001, the City Comptroller released a report proposing a framework for assessing the impact of the events of
September 11 on the City's economy and tax revenues.  In the report, the City Comptroller estimated that job losses for fiscal year
2002 could total 115,300, some of which may be replaced by activity relating to clean-up, repair and reconstruction.  In addition, the report estimated that the risk to the City budget from lost revenues resulting from the events of September 11 is $738 million for fiscal year 2002 and $567 million for fiscal year 2003, for a total of $1.3 billion for the two fiscal years.  The aggregate $1.3 billion of projected lost revenues includes $473 million from sales and hotel taxes, $284 million from business taxes, $195 million from property taxes and $162 million from personal income taxes, as well as projected lost revenues relating to the commercial rent tax, parking violations and airport fees.  The report noted that its estimates are preliminary and will be revised as additional information becomes available.  It can be expected that other reports and statements, which will provide varying assessments of the impact of the events of September 11 on the City's economy and tax revenues, will continue to be issued.

         Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.  In addition, the economic and financial condition of the City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

         The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

         |X|  Ratings of the City's Bonds.  As of December 12, 2001, Moody's, S&P and Fitch rated the City's general obligations bonds
A2, A and A+, respectively.  These ratings reflect only the views of Moody's, Standard & Poor's and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.  On July 16, 1998, S&P revised its rating of City bonds to "A-" from "BBB+." On
September 13, 2000, S&P revised its rating of City Bonds upward to "A."  Moody's rating of City bonds was revised in August 2000 to
"A2" from "A3."  On March 8, 1999, Fitch revised its rating of City bonds upward to "A" from "A-" and on September 15, 2000, Fitch revised its rating to "A+."  On November 16, 2001, Moody's revised its outlook on City bonds to negative from uncertain.  The revised outlook reflects the disruptive effects of the World Trade Center tragedy on the City's economy, the effects of the national economic recession that evidenced strain on the critical financial services sector even prior to September 11, and projections of resultant current year and outyear revenue loss and spending increases attributable to these events.

         |X|  The City's Outstanding Indebtedness.  As of September 30, 2001, the City and the Municipal Assistance Corporation for
the City of New York had, respectively, $25.617 billion and $2.140 billion of outstanding net long-term debt.

         For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.  There can be no assurance that there will not be reductions in State aid to the City from amounts originally projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

         |X|  Pending Litigation.  The City is a defendant in lawsuits pertaining to material matters, including claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the City of such proceedings and claims are not currently predictable, adverse determinations in certain of them might have material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June 30, 2001, the City paid $594.8 million for judgments and claims.  Expenditures for fiscal year 2002 are projected to reach $309.5 million.  The Financial Plan includes provisions for the payment of judgments and claims of $325.7 million, $345.7 million and $369.2 million for the 2003 through 2005 fiscal years, respectively.  As of June 30, 2001, the City estimates its potential future liability for outstanding claims against it to be approximately $4.2 billion.

Investment Restrictions

         |X|  What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         |_|  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are identified as such.  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|      Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the
Trust.

         |_|  The Trust cannot make loans, except that the Trust may purchase debt securities described in "Investment Objective and
Policies" and repurchase agreements, and the Trust may lend its portfolio securities as described in the Statement of Additional
Information;

         |_|  The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

         |_|  The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

         |_|  The Trust cannot invest in real estate; however, the Trust may purchase debt securities issued by companies which invest in real estate or interests therein;

         |_|  The Trust cannot purchase securities on margin or make short sales of securities;

         |_|  The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

         |_|  The Trust cannot underwrite securities of other companies except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

         |_|  The Trust cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

|_|      The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the
Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

|_|       As a fundamental policy, The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the Investment Company Act of 1940, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7, or any other applicable rule.

|_|      The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

         For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency.  Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

         In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or Statement of Additional Information will be supplemented to reflect the change.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

         For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

         The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under
Massachusetts law.  The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager. Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters.  Shareholders of the Trust may have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

         The Board of Trustees has an Audit Committee and a Review Committee.  Effective June 25, the members of the Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held six meetings during the Trust's fiscal year ended June 30, 2001.  The Audit Committee provides the Board with recommendations regarding the selection of the Trust's independent auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Trust's independent audit concerning the Trust's internal accounting procedures and controls and selects and nominates for approval by the Board the independent Trustees, among other duties as set forth in the Committee's charter.

         Effective June 25, the members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman, Beverly
L. Hamilton, and F. William Marshall, Jr. The Review Committee held six meetings during the fiscal year ended June 30, 2001.  The
Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the services provided to the Trust by the Transfer Agent.  The Review Committee also reviews policies and procedures adopted by the
Trust to comply with the Investment Company Act of 1940 and other applicable law, among other duties as set forth in the Committee's charter.

         |X|  Classes of Shares. The Trust has a single class of shares of stock.  While that class has no designation, it is deemed to be the equivalent of Class A for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds.  Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

         |X|  Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law.  It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of the Trust available to the applicants or mail their communication to all other shareholders at the applicants' expense.  The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the outstanding shares of the Trust, whichever is less.  The
Trustees may also take other action as permitted by the Investment Company Act.

         |_|  Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations.  It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the
Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances.  However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

         The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust)
agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees and shareholders shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Trust.  The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below.  Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Trust under the Investment Company Act.  All of the Trustees are also trustees, directors or managing general partners of the following Board II Oppenheimer funds1:

Oppenheimer Cash Reserves                               Oppenheimer Select Managers
Oppenheimer Champion Income Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                         Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                             Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                     Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                             Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                Centennial America Fund, L. P.
Oppenheimer Main Street(R)Funds, Inc.                    Centennial California Tax Exempt Trust
Oppenheimer Main Street(R)Opportunity Fund               Centennial Government Trust
Oppenheimer Main Street(R)Small Cap Fund                 Centennial Money Market Trust
Oppenheimer Municipal Fund                              Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund(R)                          Centennial Tax Exempt Trust

         Messrs. Murphy, Molleur,  Wixted, Carbuto and
Zack,  and Mses.  Feld,  and Ives who are  officers of
the Trust,  respectively  hold the same  offices  with
the other Board II  Oppenheimer  funds.  As of October
9, 2001,  the  Trustees and officers of the Trust as a
group owned less than 1% of the outstanding  shares of
the Fund.  The  foregoing  statement  does not reflect
shares held of record by an employee  benefit plan for
employees of OppenheimerFunds,  Inc. other than shares
beneficially  owned under that plan by the officers of
the Fund listed  below.  Mr.  Murphy is the trustee of
that plan.

James C. Swain, Chairman,  Chief Executive Officer and
Trustee, Age: 68.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly Vice Chairman of OppenheimerFunds, Inc.
(until January 2, 2002) and President and a director
of Centennial Asset Management Corporation (the
Fund's Distributor) (until 1997). Oversees 41
portfolios in the OppenheimerFunds complex.

John V. Murphy, President, Age: 52.
498 Seventh Avenue, New York, New York  10018
Director (since November 2001) of the Manager;
Chairman, Chief Executive Officer and director (since
June 2001) and President (since September 2000) of
OppenheimerFunds, Inc. ("OFI"); President and a
trustee of other Oppenheimer funds; President and a
director (since July 2001) of Oppenheimer Acquisition
Corp. and of Oppenheimer Partnership Holdings, Inc.;
a director (since November 2001) of OppenheimerFunds
Distributor, Inc.; Chairman and a director (since
July 2001) of Shareholder Services, Inc. and of
Shareholder Financial Services, Inc.; President and a
director (since July 2001) of OppenheimerFunds Legacy
Program, a charitable trust program established by
OFI; a director of the following investment advisory
subsidiaries of OFI: OAM Institutional, Inc. (since
November 2001), HarbourView Asset Management
Corporation and OFI Private Investments, Inc. (since
July 2002); President (since November 1, 2001) and a
director (since July 2001) of Oppenheimer Real Asset
Management, Inc.; a director (since November 2001) of
Trinity Investment Management Corp. and Tremont
Advisers, Inc., investment advisory affiliates of
OFI; Executive Vice President (since February 1997)
of Massachusetts Mutual Life Insurance Company, OFI's
parent company; a director (since June 1995) of DBL
Acquisition Corporation; formerly Chief Operating
Officer (from September 2000 to June 2001) of OFI;
President and trustee (from November 1999 to November
2001) of MML Series Investment Fund and MassMutual
Institutional Funds, open-end investment companies; a
director (from September 1999 to August 2000) of C.M.
Life Insurance Company; President, Chief Executive
Officer and director (from September 1999 to August
2000) of MML Bay State Life Insurance Company; a
director (from June 1989 to June 1998) of Emerald
Isle Bancorp and Hibernia Savings Bank, wholly-owned
subsidiary of Emerald Isle Bancorp. A
director/trustee of 63 other investment companies in
the OppenheimerFunds complex.

William L. Armstrong, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following private mortgage banking
companies: Cherry Creek Mortgage Company (since
1991), Centennial State Mortgage Company (since
1994), The El Paso Mortgage Company (since 1993),
Transland Financial Services, Inc. (since 1997);
Chairman of the following private companies: Great
Frontier Insurance (insurance agency) (since 1995)
and Ambassador Media Corporation (since 1984); a
director of the following public companies: Storage
Technology Corporation (computer equipment company)
(since 1991), Helmerich & Payne, Inc. (oil and gas
drilling/production company) (since 1992),
UNUMProvident (insurance company) (since 1991).
Formerly Director of International Family
Entertainment (television channel) (1992 - 1997) and
Natec Resources, Inc. (air pollution control
equipment and services company) (1991-1995), Frontier
Real Estate, Inc. (residential real estate brokerage)
(1994-1999), and Frontier Title (title insurance
agency) (1995-June 1999); a U.S. Senator (January
1979-January 1991). Oversees 41 portfolios in the
OppenheimerFunds complex.

Robert G. Avis, Trustee, Age: 70.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly,   (until   February   2001)   Director   and
President  of  A.G.  Edwards  Capital,  Inc.  (General
Formerly  Mr.  Avis  held  the  following   positions:
Director and President of A.G. Edwards  Capital,  Inc.
(General  Partner  of  private  equity  funds)  (until
February   2001);   Chairman,   President   and  Chief
Executive  Officer  of  A.G.  Edwards  Capital,   Inc.
(until  March  2000);  Vice  Chairman  and Director of
A.G.  Edwards,  Inc. and Vice Chairman of A.G. Edwards
&  Sons,  Inc.  (its  brokerage  company   subsidiary)
(until - March 1999);  Chairman of A.G.  Edwards Trust
Company  and  A.G.E.   Asset  Management   (investment
advisor) (until - March 1999);  and a Director of A.G.
Edwards & Sons and A.G.  Edwards Trust Company  (until
-  March  2000).   Oversees  41   portfolios   in  the
OppenheimerFunds complex.

George C. Bowen, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until April 1999) Mr. Bowen held the
following positions: Senior Vice President (from
September 1987) and Treasurer (from March 1985) of
OppenheimerFunds, Inc.; Vice President (from June
1983) and Treasurer (since March 1985) of
OppenheimerFunds Distributor, Inc.; Senior Vice
President (since February 1992), Treasurer (since
July 1991) Assistant Secretary and a director (since
December 1991) of OppenheimerFunds, Inc.; Vice
President (since October 1989) and Treasurer (since
April 1986) of HarbourView Asset Management
Corporation an investment advisory subsidiary of
OppenheimerFunds, Inc.; President, Treasurer and a
director of Centennial Capital Corporation (June 1989
- January 1990), an investment advisory subsidiary of
the Manager; Vice President and Treasurer (since
August 1978) and Secretary (since April 1981) of
Shareholder Services, Inc., a transfer agent
subsidiary of OppenheimerFunds, Inc.; Vice President,
Treasurer and Secretary of Shareholder Financial
Services, Inc. (since November 1989), a transfer
agent subsidiary of OppenheimerFunds, Inc.; Assistant
Treasurer of Oppenheimer Acquisition Corp. (since
March 1998), OppenheimerFunds, Inc.'s parent
corporation; Treasurer of Oppenheimer Partnership
Holdings, Inc. (since November 1989), a holding
company subsidiary of OppenheimerFunds, Inc.; Vice
President and Treasurer of Oppenheimer Real Asset
Management, Inc. (since July 1996), an investment
advisory subsidiary of OppenheimerFunds, Inc.; Chief
Executive Officer and director of MultiSource
Services, Inc., a broker-dealer subsidiary of
OppenheimerFunds, Inc. (since March 1996); Treasurer
of OppenheimerFunds International Ltd. and
Oppenheimer Millennium Funds plc (since October
1997), offshore fund management subsidiaries of
OppenheimerFunds, Inc.. Oversees 41 portfolios in the
OppenheimerFunds complex.

Edward L. Cameron, Trustee, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112
Director of Genetic ID, Inc. and its  subsidiaries,  a
privately  held biotech  company (since March 2001); a
member  of The  Life  Guard of  Mount  Vernon,  George
Washington's  home  (since  June  2000).   Formerly  a
partner    with    PricewaterhouseCoopers    LLP   (an
accounting firm) (from 1974-1999) and Chairman,  Price
Waterhouse LLP Global Investment  Management  Industry
Services   Group   (from   1994-1998).   Oversees   41
portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman and Director of Rocky Mountain Elk
Foundation, a not-for-profit foundation (since 1998);
and a director of P.R. Pharmaceuticals, a privately
held company (since October 1999) and UNUMProvident
(insurance company) (since June 1, 2002). Formerly
Mr. Fossel held the following positions: Chairman and
a director (until October 1996) and President and
Chief Executive Officer (until October 1995) of
OppenheimerFunds, Inc.; President, Chief Executive
Officer and a director of Oppenheimer Acquisition
Corp., Shareholder Services, Inc. and Shareholder
Financial   Services,   Inc.   (until  October  1995).
Oversees  41   portfolios   in  the   OppenheimerFunds
complex.

Sam Freedman, Trustee, Age: 61.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October 1994) Mr.  Freedman held the
following  positions:  Chairman  and  Chief  Executive
Officer  of  OppenheimerFunds  Services  (from  August
1980);   Chairman,   Chief  Executive  Officer  and  a
director of  Shareholder  Services,  Inc. (from August
1980); Chairman,  Chief Executive Officer and director
of   Shareholder   Financial   Services,   Inc.  (from
November   1989);   Vice  President  and  director  of
Oppenheimer  Acquisition Corp. (from October 1990) and
a  director  of  the  Manager  (from  October   1990).
Oversees  41   portfolios   in  the   OppenheimerFunds
complex.

Richard F. Grabish*, Trustee, Age: 53.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President, Assistant Director of Sales
and Marketing (since March 1997), and Manager of
Private Client Services (since June 1985) for A.G.
Edwards & Sons, Inc. (broker/dealer and investment
firm). Chairman and Chief Executive Officer of A.G.
Edwards Trust Company (since March 2001); Director of
A.G. Edwards & Sons, Inc. (since March 1988).
Formerly (until March 1987) President and Vice
Chairman of A.G. Edwards Trust Company. Oversees 6
portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton, Trustee, Age 55.
6803 South Tucson Way, Englewood, Colorado 80112
Director  of  MML  Services,   an  investment  company
(since April 1987),  America  Funds  Emerging  Markets
Growth Fund,  an  investment  company  (since  October
1991),  The  California   Endowment,   a  philanthropy
organization   (since  April  2002),   and   Community
Hospital  of  Monterey   Peninsula,   (since  February
2002),  a Trustee of Monterey  International  Studies,
an educational  organization  (since  February  2000),
and an advisor to Unilever  (Holland)'s  pension  fund
and to Credit  Suisse First  Boston's  Sprout  venture
capital  unit.  Mrs.  Hamilton also is a member of the
investment  committees of the Rockefeller  Foundation,
the  University  of Michigan  and  Hartford  Hospital.
Formerly,  Mrs. Hamilton held the following  position:
President ARCO Investment  Management  Company,  (from
February   1991  until   April   2000).   Oversees  40
portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee, Age 57.
6803 South Tucson Way, Englewood, Colorado 80112
Director of Jones  Knowledge,  Inc., a privately  held
company  (since 2001),  director of U.S.  Exploration,
Inc.,  (since 1997),  director of Colorado  UpLIFT,  a
non-profit  organization (since 1986) and a Trustee of
the  Gallagher   Family   Foundation,   (since  2000).
Formerly,  Mr.  Malone held the  following  positions:
Chairman  of U.S.  Bank  (formerly  Colorado  National
Bank) a subsidiary of U.S.  Bancorp (from July 1, 1996
until April 1, 1999);  Chairman of the Board and Chief
Executive  Officer  of  Colorado  National  Bank (from
December  18,  1992 until July 1,  1996);  director of
Commercial Assets, Inc. (from 1993 to 2000).  Oversees
40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Trustee (since 1996) of MassMutual Institutional
Funds and of MML Series Investment Fund (open-end
investment companies). Formerly Chairman of SIS &
Family Bank, F.S.B. (formerly SIS Bank) (January 1999
- July 1999); President, Chief Executive Officer and
Director of SIS Bankcorp., Inc. and SIS Bank
(formerly Springfield Institution for Savings) (May
1993 - December 1998); Executive Vice President of
Peoples Heritage Financial Group, Inc. (January 1999
- July 1999); Chairman and Chief Executive Office of
Bank of Ireland First Holdings, Inc. and First New
Hampshire Banks (June 1990 - May 1993). Oversees 41
portfolios in the OppenheimerFunds complex.

Michael  A.  Carbuto,  Vice  President  and  Portfolio
Manager, Age: 46.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President (since May 1988) of OppenheimerFunds,
Inc.; an officer and portfolio manager of other
Oppenheimer funds; formerly Vice President of the
Distributor (May 1988 - September 1999).

Robert G. Zack,  Vice  President and  Secretary,  Age:
53.
498 Seventh Avenue, New York, New York 10018
Senior Vice President (since May 1985) and General
Counsel (since February 2002) of OppenheimerFunds,
Inc.; Assistant Secretary of Shareholder Services,
Inc. (since May 1985), Shareholder Financial
Services, Inc. (since November 1989);
OppenheimerFunds International Ltd. and Oppenheimer
Millennium Funds plc (since October 1997); an officer
of other Oppenheimer funds; formerly, Acting General
Counsel (November 2001-February 2002) and Associate
General Counsel (1984 - October 2001).

Brian W. Wixted, Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March
1999) of OppenheimerFunds, Inc.; Treasurer (since
March 1999) of HarbourView Asset Management
Corporation, Shareholder Services, Inc., Oppenheimer
Real Asset Management Corporation, Shareholder
Financial Services, Inc. and Oppenheimer Partnership
Holdings, Inc., of OFI Private Investments, Inc.
(since March 2000) and of OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds
plc (since May 2000); Treasurer and Chief Financial
Officer (since May 2000) of Oppenheimer Trust
Company; Assistant Treasurer (since March 1999) of
Oppenheimer Acquisition Corp. and of the Manager; an
officer of other Oppenheimer funds; formerly
Principal and Chief Operating Officer, Bankers Trust
Company - Mutual Fund Services Division (March 1995 -
March 1999); Vice President and Chief Financial
Officer of CS First Boston Investment Management
Corp. (September 1991 - March 1995).

Denis R. Molleur, Assistant Secretary, Age: 44.
498 Seventh Avenue, New York, New York 10018
Vice President and Senior Counsel of the Manager
(since July 1999); an officer of other Oppenheimer
funds; formerly a Vice President and Associate
Counsel of the Manager (September 1991 - July 1999).

Katherine P. Feld, Assistant Secretary, Age: 43.
498 Seventh Avenue, New York, New York 10018
Vice President and Senior Counsel of the Manager
(since July 1999); Vice President of OppenheimerFunds
Distributor, Inc. (since June 1990); an officer of
other Oppenheimer funds; formerly a Vice President
and Associate Counsel of the Manager (June 1990 -
July 1999).

Kathleen T. Ives, Assistant Secretary, Age: 36.
6803 South Tucson Way, Englewood, CO 80112
Vice  President and  Assistant  Counsel of the Manager
(since  June  1998);  an officer of other  Oppenheimer
funds;   formerly  an  Assistant  Vice  President  and
Assistant  Counsel of the Manager  (August 1997 - June
1998);  and Assistant  Counsel of the Manager  (August
1994 - August 1997).

o        Remuneration of Trustees. The officers of
the Trust are affiliated with the Manager and receive
no salary or fee from the Trust.  The remaining
Trustees of the Trust received the compensation shown
below.  The compensation from the Trust was paid
during its fiscal year ended June 30, 2001. Mr. Swain
was affiliated with the Manager until January 2,
2002. The compensation from all of the Board II
Oppenheimer funds includes the Trust and is
compensation received as a director, trustee,
managing general partner or member of a committee of
the Board during the calendar year 2000.

                                              -------------------------- ------------------------------------------

                                                                                                                                                                               Total Compensation
                                                                                                                                                                                from all Board II
Trustee's Name                                                            Aggregate Compensation                                                                               Oppenheimer Funds2
and Other Positions                                                             from Trust1                                                                                        (41 Funds)

                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   William L. Armstrong                                 $208                              $49,270
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Robert G. Avis                                       $242                              $72,000
   Review Committee Member
   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   George C. Bowen                                      $209                              $55,948
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Edward L. Cameron                                    $159                              $26,709
   Audit Committee Chairman
   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Jon S. Fossel                                        $263                              $77,880
   Review Committee Chairman
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Sam Freedman                                         $275                              $80,100
   Review Committee Member
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Richard F. Grabish                                    $8                                 $0
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   Beverly Hamilton3                                    None                               None
   Review Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   C. Howard Kast4                                      $291                              $86,150

   ------------------------------------------ -------------------------- ------------------------------------------
                                              -------------------------- ------------------------------------------

   Robert M. Kirchner4                                  $264                              $76,950

   ------------------------------------------ -------------------------- ------------------------------------------
                                              -------------------------- ------------------------------------------

   Robert J. Malone3                                    None                               None
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   F. William Marshall, Jr.                             $108                              $3,768
   Audit Committee Member
   ------------------------------------------ -------------------------- ------------------------------------------

     * Effective July 1, 2000, William A. Baker and Ned M. Steel resigned as Trustees of the Trust and subsequently became Trustees
     Emeritus of the Trust. For the fiscal year ended June 30, 2001, Messrs. Baker and Steel each received $191 aggregate compensation from the Trust and for the calendar year ended December 31, 2000, they each received $63,999 total compensation from all Board II
     Oppenheimer funds.  Effective April 5, 2001, Raymond J. Kalinowski resigned as Trustee of the Trust.  For the fiscal year ended
     June 30, 2001, Mr. Kalinowski received $188 aggregate compensation from the Trust and for the calendar year ended December 31,
     2000, he received $73,500 total compensation from all Board II Oppenheimer funds.

1.       For the Trust's fiscal year end June 30, 2001.
     For the 2000 calendar year.

3.       Mrs. Hamilton and Mr. Malone were elected as Directors/Trustees of the Board II Funds effective June 1, 2002 and therefore did not receive compensation from any of the Board II Funds during [the Fund's fiscal year ended June 30, 2001or calendar year 2000.
4.       Effective July 1, 2002, Messrs. Kast and Kirchner retired as Directors/Trustees from the Board II funds.

         o    Deferred Compensation Plan for Trustees.  The Trustees have adopted a Deferred Compensation Plan for disinterested
Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the
Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

         Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the
Trustees' deferred fee accounts.

         |X|  Major Shareholders.  As of October 9, 2001 the only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc. ("Edwards"), 1 North Jefferson Avenue,
St. Louis, Missouri 63103, which owned 76,463,447.090 shares of the Trust which was 91.27% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance
Company.

         The portfolio manager of the Trust is principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio manager with research and support in managing the Trust's investments.

         |X|  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

         Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

------------------------- --------------------------------------------------------------------------------------------
 Fiscal Year ended 6/30                 Management Fee Paid to Centennial Asset Management Corporation
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          1999                                                     $296,653
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2000                                                     $305,700
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2001                                                     $343,365
------------------------- --------------------------------------------------------------------------------------------

         The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions (if any) and non-recurring expenses, including litigation, shall not exceed 0.80% of the average annual net assets of the Trust.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under this arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The
Manager reserves the right to terminate or amend this undertaking at any time. For the fiscal years ended June 30, 1999, 2000, and
2001, the management fees payable by the Trust would have been $258,691, $257,431, and $287,819 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $37,962, $48,269 and $55,546 for the fiscal years ended
June 30, 1999, 2000 and 2001, respectively.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

         |X|  The Distributor. Under its General Distributor's agreement with the Trust, Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below. The Trust's Sub-Distributor is
OppenheimerFunds Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

         Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Trust may experience high portfolio turnover that may increase the Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plan, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The Manager may use its profits from the advisory fee it receives from the Trust.  In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan.  An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders.  The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

         While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of
Trustees at least quarterly for its review.  The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not
"interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

         |X|  Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the
Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

         For the fiscal year ended June 30, 2001 payments under the plan totaled $134,265, all of which was paid by the Distributor to recipients.  That included $564 paid to an affiliate of the Distributor's parent company. For the fiscal year ended June 30, 2001, the Manager paid, in the aggregate, $184,037 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include
"yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

         The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange
Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o        Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o        An investment in the Trust is not insured by the FDIC or any other government agency.
o        The Trust's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

           |_|  Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated federal tax rate.
The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by one minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

         For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited. The Trust's tax equivalent yield for the seven-day period ended June 30, 2001 was 3.57%. Its tax-equivalent compounded effective yield for the same period was 3.61% for an investor in the highest federal tax bracket.

         The tax-equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited. The Trust's tax equivalent yield for the highest tax bracket for the seven-day period ended June 30, 2001 was 3.72%.  Its tax-equivalent compounded effective yield for the same period was 3.76% for an investor in the highest tax bracket.

         o    Total Return Information.  There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

         |_|  Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

         |_|  Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

------------------------- ---------------------- ---------------------------------------------------------------------
         Yield            Compounded Effective                Average Annual Total Returns (at 6/30/01)
 (7 days ended 6/30/01)           Yield
                              (7 days ended
                                6/30/01)
------------------------- ---------------------- ---------------------------------------------------------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                         1-Year                 5 Years               10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
         2.01%                    2.03%                  3.09%                   2.81%                  2.62%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         |X|  Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Trust's performance.  The
Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor
National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

             From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York
Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time.  The Exchange's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day.  It may also close on other days.

         The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Trust would receive if it sold the security.

         The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at
$1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

         In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a
Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
         (4)  specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
              Checkwriting card or the Application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank;
              and
(6)      acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the
Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No  distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund(R)
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street(R)Growth & Income Fund                 OSM1 - Jennison Growth Fund
Oppenheimer Main Street(R)Opportunity Fund                     OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street(R)Small Cap Fund                       OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers All Cap Fund
and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

         |_|  Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_|  Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|  Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of
Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

         The Trust may amend, suspend or terminate the exchange privilege at any time.  Although the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends and Distributions. The Trust intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.

         Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes.  This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year.  That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year.  The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

         A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the alternative minimum tax.  The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

         A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources treats the dividend as a receipt of either ordinary income or long-term capital gain in the computation of gross income, regardless of whether the dividend is reinvested:
(1)      certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures; or
(4)      an excess of net short-term capital gain over net long-term capital loss from the Trust.

         The Trust's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders receiving
Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether such benefits are subject to federal income tax.  Losses realized by shareholders on the redemption of Trust shares within six months of purchase (which period may be shortened by regulation) will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

         If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue
Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

         In any year in which the Trust qualifies as a regulated investment company under the Internal Revenue Code, the Trust will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt interest dividends that will be exempt from New York State and New York City personal income tax. That exemption applies to the extent that the Trust's distributions are attributable to interest on New York municipal securities. Distributions from the Trust attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York income tax as ordinary income.

         Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New York City general corporation tax for corporate shareholders of the Trust. Additionally, certain distributions paid to corporate shareholders of the Trust may be includable in income subject to the New York alternative minimum tax.

         Under the Internal Revenue Code, by December 31 each year the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed.
It is presently anticipated that the Trust will meet those requirements. However, the Trust's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders not to make distributions at the required levels and to pay the excise tax on the undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer
Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.

The Custodian.  Citibank, N.A. is the Custodian of the Trust's assets.  The Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the
Manager and its affiliates.  The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Trust.  They audit the Trust's financial statements and perform other related audit services.  They also act as auditors for the Manager and OFI and for certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report

Centennial New York Tax Exempt Trust

To the Shareholders and Board of Trustees of Centennial New York Tax Exempt
Trust

We have audited the accompanying statement of assets and liabilities of Centen-
nial New York Tax Exempt Trust, including the statement of investments, as of
June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-
cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cen-
tennial New York Tax Exempt Trust as of June 30, 2001, the results of its oper-
ations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting princi-
ples generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
July 23, 2001
Statement of Investments June 30, 2001 Centennial New York Tax Exempt Trust

                                                          Principal    Value
                                                            Amount   See Note 1
                                                          ---------- ----------

Short-Term Tax-Exempt Obligations--99.0%
New York--99.0%
 Babylon, NY IDA RB, J. D'Addario & Co. Project,
  2.75%(/1/)............................................. $  500,000 $  500,000
 Babylon, NY IDA RR RRB, Ogden Martin Project, FSA
  Insured, 2.40%(/1/)....................................  3,500,000  3,500,000
 Hempstead, NY IDA RRB, Trigen-Nassau Energy,
  2.55%(/1/).............................................  1,000,000  1,000,000
 Jay Street Development Corp. NYC Facilities Lease RB,
  Jay Street Project, Series A-3, 2.40%(/1/).............  3,500,000  3,500,000
 NY MTAU SPO RB, 3.05%, 7/26/01..........................  3,500,000  3,500,000
 NYC GOB, 7.25%, 8/15/01(/2/)............................  3,500,000  3,517,473
 NYC GOB, 8%, 8/1/01(/2/)................................  3,000,000  3,057,209
 NYC HDC MH RB, Monterey Project, Series A, 2.45%(/1/)...  3,400,000  3,400,000
 NYC Health & Hospital Corp. RB, Health Systems, Series
  E, 2.45%(/1/)..........................................  1,000,000  1,000,000
 NYC IDA Civic Facility RB, Casa Project, 2.80%(/1/).....  1,000,000  1,000,000
 NYC IDA Civic Facility RB, YMCA Greater NY Project,
  Prerefunded, 8%, 8/1/01(/2/)...........................  2,520,000  2,581,583
 NYC MWFAU WSS RB, Series C, FGIC Insured, 3.15%(/1/)....    100,000    100,000
 NYC Water FAU WSS RB, Series SGB 26, MBIA Insured,
  2.58%(/1/).............................................  2,500,000  2,500,000
 NYS DA COP, Rockefeller University, 2.58%(/1/)..........  1,000,000  1,000,000
 NYS DA RB, 2.58%(/1/)...................................  1,500,000  1,500,000
 NYS DA RB, Columbia University, 2.55%, 8/1/01...........  1,350,000  1,350,000
 NYS DA RB, Cornell University, Series A, 2.60%(/1/).....  2,000,000  2,000,000
 NYS DA RB, Cornell University, Series B, 3.10%(/1/).....    400,000    400,000
 NYS DA RB, MBIA/IBC Insured, 2.53%(/1/).................  2,200,000  2,200,000
 NYS DA RRB, Series CMC1B, 2.70%(/1/)....................  1,300,000  1,300,000
 NYS Electric & Gas RB, 3.15%, 3/15/02(/2/)..............  1,750,000  1,750,000
 NYS GOUN, Series A, 3.20%, 2/7/02(/2/)..................  1,000,000  1,000,000
 NYS HFA RB, East 39 Street Housing, Series A,
  2.50%(/1/).............................................  2,500,000  2,500,000
 NYS HFA RB, Victory Housing, Series A, 2.55%(/1/).......  3,500,000  3,500,000
 NYS LGAC RB, Series SG99, MBIA Insured, 2.51%,
  10/1/01(/2/)...........................................  1,600,000  1,600,000
 NYS MAG RB, Series 302, MBIA/IBC Insured, 2.63%(/1/)....  1,500,000  1,500,000
 NYS MAG RB, Series CMC1, 2.80%(/1/).....................  2,690,000  2,690,000
 NYS PAU GP & RB, Series AA, 6.25%, 1/1/02(/2/)..........  1,200,000  1,242,777
 NYS PAU GP & RB, Series W, 6.60%, 1/1/02................  3,000,000  3,051,406
 NYS TBTAU RB, Series SG-41, MBIA Insured, 2.51%(/1/)....  1,000,000  1,000,000
 NYS TBTAU RB, Series T, 3.25%, 7/31/01(/2/)(/3/)........  3,000,000  3,000,000
 NYS Thruway Authority RB, Highway & Bridge Trust Fund,
  Series 267, FSA Insured, 2.60%(/1/)....................  2,225,000  2,225,000
 NYS Urban Empire Development Corp. RB, Series A,
  2.58%(/1/).............................................  2,600,000  2,600,000
 PAUNYNJ SPO RRB, Versatile Structure-4, 3.20%, 7/10/01..  2,560,000  2,560,000
4 Statement of Investments June 30, 2001 (Continued) Centennial New York Tax Exempt Trust

                                                         Principal      Value
                                                           Amount    See Note 1
                                                         ----------  -----------

Short-Term Tax-Exempt Obligations (Continued)
New York (Continued)
 Westchester Cnty., NY, IDA RR RRB, Resco Co. Project,
  Series A, AMBAC Insured, 4.95%, 7/1/01................ $2,500,000  $ 2,500,000
                                                                     -----------
Total Investments, at Value (Cost $71,625,448)..........       99.0%  71,625,448
                                                                     -----------
Other Assets Net of Liabilities.........................        1.0      744,797
                                                         ----------  -----------
Net Assets..............................................      100.0% $72,370,245
                                                         ==========  ===========
To simplify the listings of securities, abbreviations are used per the table below: COP--Certificates of Participation MTAU--Metropolitan Transportation DA--Dormitory Authority Authority MWFAU--Municipal Water Finance FAU--Finance Authority Authority NYC--New York City GP--General Purpose NYS--New York State GOB--General Obligation Bonds PAUNYNJ--Port Authority of New York & GOUN--General Obligation Unlimited New Jersey Nts. PAU--Power Authority HDC--Housing Development Corp. RB--Revenue Bonds HFA--Housing Finance Agency RR--Resource Recovery IDA--Industrial Development Agency RRB--Revenue Refunding Bonds LGAC--Local Government Assistance SPO--Special Obligations Corp. MAG--Mtg. Agency TBTAU--Triborough Bridge & Tunnel MH--Multifamily Housing Authority WSS--Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2001. This instrument may also have a demand feature which allows, on up to 30 days’ notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Put obligation redeemable at full face value on the date reported.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,000,000 or 4.15% of the Trust’s net assets as of June 30, 2001.

See accompanying Notes to Financial Statements. 5 Statement of Assets and Liabilities June 30, 2001 Centennial New York Tax Exempt Trust

ASSETS
Investments, at value (cost $71,625,448)--see accompanying
 statement........................................................  $71,625,448
Cash..............................................................      346,953
Receivables and other assets:
 Interest.........................................................      845,236
 Shares of beneficial interest sold...............................       98,581
 Other............................................................        7,438
                                                                    -----------
  Total assets....................................................   72,923,656
                                                                    -----------

LIABILITIES
Payables and other liabilities:
 Shares of beneficial interest redeemed...........................      428,353
 Dividends........................................................       37,657
 Service plan fees................................................       35,249
 Shareholder reports..............................................       29,072
 Trustees' compensation...........................................           10
 Other............................................................       23,070
                                                                    -----------
  Total liabilities...............................................      553,411
                                                                    -----------
NET ASSETS........................................................  $72,370,245
                                                                    ===========
COMPOSITION OF NET ASSETS
Paid-in capital...................................................  $72,363,928
Accumulated net realized gain (loss) on investment transactions...        6,317
                                                                    -----------
NET ASSETS--applicable to 72,363,928 shares of beneficial interest outstanding......................................................  $72,370,245
                                                                    ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....        $1.00
See accompanying Notes to Financial Statements. 6 Statement of Operations For the Year Ended June 30, 2001 Centennial New York Tax Exempt Trust

INVESTMENT INCOME
Interest............................................................ $2,638,651
                                                                     ----------
EXPENSES
Management fees.....................................................    343,365
Service plan fees...................................................    134,265
Transfer and shareholder servicing agent fees.......................     47,698
Shareholder reports.................................................     28,958
Custodian fees and expenses.........................................     23,487
Legal, auditing and other professional fees.........................      9,909
Trustees' compensation..............................................      2,598
Registration and filing fees........................................      2,987
Other...............................................................     23,412
                                                                     ----------
  Total expenses....................................................    616,679
   Less reduction to custodian expenses.............................    (12,647)
   Less reduction to excess expenses................................    (55,546)
                                                                     ----------
  Net expenses......................................................    548,486
                                                                     ----------
NET INVESTMENT INCOME...............................................  2,090,165
                                                                     ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS.............................       (168)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $2,089,997
                                                                     ==========
Statements of Changes in Net Assets

                                                        Year Ended June 30,
                                                         2001         2000
                                                      -----------  -----------

OPERATIONS
Net investment income (loss)........................  $ 2,090,165  $ 1,730,572
Net realized gain (loss)............................         (168)       9,958
                                                      -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.........................................    2,089,997    1,740,530
                                                      -----------  -----------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS......   (2,090,165)  (1,730,572)
                                                      -----------  -----------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
 beneficial interest transactions...................   16,407,455   (5,838,875)
                                                      -----------  -----------
NET ASSETS
Total increase (decrease)...........................   16,407,287   (5,828,917)
Beginning of period.................................   55,962,958   61,791,875
                                                      -----------  -----------
End of period.......................................  $72,370,245  $55,962,958
                                                      ===========  ===========
See accompanying Notes to Financial Statements. 7 Financial Highlights Centennial New York Tax Exempt Trust

                                    Year Ended June 30,
                           2001     2000          1999          1998          1997
                          -------  -------       -------       -------       -------

PER SHARE OPERATING DATA
Net asset value,
 beginning of period....    $1.00    $1.00         $1.00         $1.00         $1.00
Income from investment
 operations--net
 investment income and
 net realized gain......      .03      .03           .02           .03           .03
Dividends and/or
 distributions to
 shareholders...........     (.03)    (.03)         (.02)         (.03)         (.03)
                          -------  -------       -------       -------       -------
Net asset value, end of
 period.................    $1.00    $1.00         $1.00         $1.00         $1.00
                          =======  =======       =======       =======       =======

TOTAL RETURN(/1/).......     3.09%    2.92%         2.42%         2.87%         2.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in thousands)..  $72,370  $55,963       $61,792       $56,807       $48,896
Average net assets (in
 thousands).............  $68,810  $61,033       $59,345       $53,923       $45,363
Ratios to average net
 assets:(/2/)
Net investment income...     3.04%    2.84%         2.38%         2.85%         2.73%
Expenses................     0.90%    0.92%         0.89%         0.89%(/3/)    0.88%(/3/)
Expenses, net of
 reduction to custodian
 expenses...............     0.88%    0.82%(/4/)    0.80%(/4/)    0.80%(/4/)    0.80%(/4/)
Expenses, net of
 reduction to excess
 expenses...............     0.82%     N/A           N/A           N/A           N/A

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year. 3. Expense ratio reflects the reduction to custodian expenses. 4. Prior to June 30, 2001, this ratio reflected the combined net effect of reduction to excess and custodian expenses. See accompanying Notes to Financial Statements. 8 Notes to Financial Statements Centennial New York Tax Exempt Trust 1. Significant Accounting Policies

Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Trust’s investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

As of June 30, 2001, the Trust had available for federal income tax purposes an unused capital loss carryover as follows:

   Expiring
   --------

   2009       $848

Dividends and Distributions to Shareholders.  Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Investment Income. There are certain risks arising from geographic concentration in any state. Certain revenue or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                                                               9

Notes to Financial Statements (Continued)

Centennial New York Tax Exempt Trust
2. Shares of Beneficial Interest The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                          Year Ended June 30, 2001     Year Ended June 30, 2000
                         ---------------------------  ---------------------------
                            Shares        Amount         Shares        Amount
                         ------------  -------------  ------------  -------------

Sold....................  222,614,516  $ 222,614,516   235,166,364  $ 235,166,364
Dividends and/or
 distributions
 reinvested.............    2,083,633      2,083,633     1,666,312      1,666,312
Redeemed................ (208,290,694)  (208,290,694) (242,671,551)  (242,671,551)
                         ------------  -------------  ------------  -------------
Net increase
 (decrease).............   16,407,455  $  16,407,455    (5,838,875) $  (5,838,875)
                         ============  =============  ============  =============
3. Fees and Other Transactionswith Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year they exceed 0.80% of the Trust’s average annual net assets. The Manager reserves the right to amend or terminate that expense assumption at any time. The Trust’s management fee for the year ended June 30, 2001, was an annualized rate of 0.50%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust shareholder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2001, the Trust paid $564 to a broker-dealer affiliated with the Manager as reimbursement for distribution-related expenses.

10 A-3 Appendix A Description of Securities Ratings Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers. SHORT TERM DEBT RATINGS. Moody's Investors Service, Inc. ("Moody's") The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers: Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows: MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's") --------------------------------------------------------------------------------------------------------- The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment: A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong. A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. Standard and Poor's ratings for Municipal Notes due in 3 years or less: ------------------------------------------------------------------------ SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation. SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+"). Fitch, Inc. ("Fitch") --------------------- Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes: F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature. F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings. LONG TERM DEBT RATINGS. These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations. Moody's ------- Bonds (including municipal bonds) are rated as follows: Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues. Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities. Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Standard and Poor's ------------------- Bonds (including municipal bonds maturing beyond 3 years) are rated as follows: AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong. Fitch ----- AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+". B-1 Appendix B Municipal Bond Industry Classifications Adult Living Facilities Bond Anticipation Notes Education Electric Utilities Gas Utilities General Obligation Higher Education Highways/Railways Hospital/Healthcare Manufacturing, Durable Goods Manufacturing, Non Durable Goods Marine/Aviation Facilities Multi-Family Housing Municipal Leases Non Profit Organization Parking Fee Revenue Pollution Control Resource Recovery Revenue Anticipation Notes Sales Tax Revenue Sewer Utilities Single Family Housing Special Assessment Special Tax Sports Facility Revenue Student Loans Tax Anticipation Notes Tax & Revenue Anticipation Notes Telephone Utilities Water Utilities --------------------------------------------------------------------------------------------------------------------------------------- Centennial New York Tax Exempt Trust --------------------------------------------------------------------------------------------------------------------------------------- Investment Advisor and Distributor Centennial Asset Management Corporation 6803 South Tucson Way Englewood, Colorado 80112 Sub-Distributor OppenheimerFunds Distributor, Inc. P.O. Box 5254 Denver, Colorado 80217 Transfer Agent Shareholder Services, Inc. P.O. Box 5143 Denver, Colorado 80217 1.800.525.9310 Custodian of Portfolio Securities Citibank, N.A. 399 Park Avenue New York, New York 10043 Independent Auditors Deloitte & Touche LLP 555 Seventeenth Street Denver, Colorado 80202 Legal Counsel Myer, Swanson, Adams & Wolf, P.C. 1600 Broadway Denver, Colorado 80202 PX0780.001.(rev)(070102)
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Partners1Mr. Grabish is only a Trustee of Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust,
Centennial New York Tax Exempt Trust and Centennial California Tax Exempt Trust and a Managing General Partner of Centennial America
Fund, L.P.  Mr. Malone and Mrs. Hamilton are not Trustees of Oppenheimer Senior Floating Rate Fund.
2. In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term  "Independent  Trustees" in this  Statement of  Additional
Information  refers  to those  Trustees  who are not  "interested  persons"  of the Fund and who do not  have any  direct  or  indirect financial interest in the operation of any agreement under the plan.